Fair Value Measurements (Details) - Schedule of assets that are measured at fair value on a recurring basis - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Fair Value, Inputs, Level 1 [Member]
Fair Value Measurements (Details) - Schedule of assets that are measured at fair value on a recurring basis [Line Items]
Funds that invest in U.S. Treasury Securities	$ 201,198,442	$ 200,005,484
Fair Value, Inputs, Level 2 [Member]
Fair Value Measurements (Details) - Schedule of assets that are measured at fair value on a recurring basis [Line Items]
Funds that invest in U.S. Treasury Securities
Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements (Details) - Schedule of assets that are measured at fair value on a recurring basis [Line Items]
Funds that invest in U.S. Treasury Securities